May 5, 2003






VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Driehaus Mutual Funds (the "Registrant")
                  File Nos. 333-05265 and 811-07655
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Dear Sir or Madam:

         Pursuant to Rule 497 (j) of Registration C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) form of Prospectus dated May 1, 2003 and Statement of Additional Information dated May 1, 2003 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.


                                         Very truly yours,

                                         /s/ Lisa M. King
                                         ------------------------
                                         Lisa M. King
                                         Secretary of the Registrant